ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended
	Jan. 14, 2020	Jul. 22, 2020	Jun. 30, 2021
Content IQ LLC [Member]
Business Acquisition [Line Items]
Net assets acquired	$ 37,838
Cash paid	15,000
Maximum contingent consideration for acquisition	47,050
Estimated fair value of contingent consideration	22,838		$ 19,755
Retention-based component of acquisition	$ 11,000
Earn out period	2 years
Pub Ocean Limited [Member]
Business Acquisition [Line Items]
Net assets acquired		$ 13,399
Cash paid		4,000
Maximum contingent consideration for acquisition		17,000
Estimated fair value of contingent consideration		9,399	$ 9,006
Retention-based component of acquisition		$ 1,000
Earn out period		2 years